Stock Incentive Plans - Summary of Share Based Payment Arrangement Option Exercise Price Range (Detail) - Planet Labs Inc [Member] - $ / shares	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	25,620,937	29,061,900	20,093,732	15,684,075
Options Exercisable	15,849,747	17,187,395
0.00
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.00002
Options Outstanding, Number of Options	48,995
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 months 20 days
Options Exercisable, Number of Options	48,995
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	7 months 20 days
0.014
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	0.014
Options Outstanding, Number of Options	187,500
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 months 14 days
Options Exercisable, Number of Options	187,500
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	9 months 14 days
0.07
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	0.070
Options Outstanding, Number of Options	25,000
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	1 year 5 months 15 days
Options Exercisable, Number of Options	25,000
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	1 year 5 months 15 days
0.106
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	0.106
Options Outstanding, Number of Options	545,050
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	2 years 6 months 29 days
Options Exercisable, Number of Options	545,050
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	2 years 6 months 29 days
0.856
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	0.856
Options Outstanding, Number of Options	2,218,795
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	3 years 6 months 25 days
Options Exercisable, Number of Options	2,218,795
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	3 years 6 months 25 days
2.768
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	2.768
Options Outstanding, Number of Options	1,426,495
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	4 years 3 months
Options Exercisable, Number of Options	1,426,495
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	4 years 3 months
3.102
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	3.102
Options Outstanding, Number of Options	1,445,855
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	4 years 8 months 23 days
Options Exercisable, Number of Options	1,445,855
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	4 years 8 months 23 days
3.56
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	3.560
Options Outstanding, Number of Options	1,629,030
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	5 years 2 months 15 days
Options Exercisable, Number of Options	1,629,030
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	5 years 2 months 15 days
5.234
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	5.234
Options Outstanding, Number of Options	203,765
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	6 years 3 days
Options Exercisable, Number of Options	203,765
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	6 years 3 days
5.65
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	5.650
Options Outstanding, Number of Options	2,334,810
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	6 years 4 months 24 days
Options Exercisable, Number of Options	2,125,470
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	6 years 4 months 20 days
5.846
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	5.846
Options Outstanding, Number of Options	1,802,595
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	7 years 7 months 2 days
Options Exercisable, Number of Options	1,164,672
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	7 years 6 months 25 days
6.006
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	6.006
Options Outstanding, Number of Options	5,907,345
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	8 years 6 months 7 days
Options Exercisable, Number of Options	2,283,987
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	8 years 6 months
6.19
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Shares	6.190
Options Outstanding, Number of Options	7,845,702
Options Outstanding, Weighted Average Remaining Contractual Life (in Years)	9 years 4 months 24 days
Options Exercisable, Number of Options	2,545,133
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	9 years 3 months 3 days